Consolidated Statements of Cash Flows (Reconciliation) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 9,663,000
Restricted cash	800,000
Cash, cash equivalents and restricted cash	10,463,000	$ 12,276,000
C3J [Member]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	9,663,000	11,376,000
Restricted cash	800,000	900,000
Cash, cash equivalents and restricted cash	$ 10,463,000	$ 12,276,000	$ 28,571,000